Loss Before Income Tax - Schedule of Other Gains and Losses (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit Loss [Abstract]
Net foreign exchange gains (losses)	$ (83,122)	$ (265,714)	$ 95,894	$ (667,130)	$ 165,807
Fair value changes of financial assets mandatorily classified as at FVTPL			60,004
Loss on disposal of property, plant and equipment	(4,213)			(31,298)	(12,316)
Others	7,780	3,288	57,345	(263)	(26,019)
Other gains and losses	$ (79,555)	$ (262,426)	$ 213,243	$ (698,691)	$ 127,472